Compensation of the Members of the Board of Directors and Management	12 Months Ended
Dec. 31, 2024
Compensation of the Members of the Board of Directors and Management [Abstract]
Compensation of the Members of the Board of Directors and Management

29. Compensation of the members of the Board of Directors and Management

In 2024, the compensation paid to management, excluding share bonuses and share-based payment charge, amounted to $775,549 (2023: $758,323; 2022: $1,087,759). The fees paid to members of the Board of Directors in 2024 for their activities as board members totaled $146,916 (2023: $154,154; 2022: $191,684).

	Executive Management			Board of Directors			Total
	2024	2023	2022	2024	2023	2022	2024	2023	2022
Short term benefits	737,055	708,830	1,036,398	146,916	154,154	191,684	883,971	862,984	1,228,082
Post-employee benefits years	38,494	49,492	51,361	-	-	-	38,494	49,492	51,361
Share bonuses		-	-	-	-	-	-	-	-
Share-based payment	261,105	269,637	180,225	41,396	45,987	53,582	302,501	315,624	233,807
Total	1,036,654	1,027,960	1,267,984	188,312	200,140	245,266	1,224,966	1,228,100	1,513,250

In 2024, $302,501 (2023: $315,624; 2022: $233,807) was expensed for grants of stock options to members of the Board of Directors and management. Contributions to pension schemes amounted to $38,494, $49,492 and $51,361 during the years 2024, 2023 and 2022, respectively. No termination benefits or other long-term benefits were paid.

Members of the Board of Directors and management held 742,349, 99,318 and 5,355 stock options as of December 31, 2024, 2023, and 2022, respectively.